Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	SIGA TECHNOLOGIES INC	SIGA TECHNOLOGIES INC
Entity Central Index Key	0001010086	0001010086
Entity Filer Category	Accelerated Filer	Accelerated Filer
Document Type	S-1	S-1
Document Period End Date	Jun. 30, 2016	Dec. 31, 2015
Document Fiscal Year Focus	2016	2015
Document Fiscal Period Focus	Q2	FY
Amendment Flag	false	false